DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
May 31, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.6%
Brazil — 1.9%
Atacadao SA
4,126 7,788
CCR SA
7,060 16,173
Cia Siderurgica Nacional SA
4,500 11,199
Cosan SA*
8,349 21,636
CPFL Energia SA
1,381 8,960
Energisa SA
1,404 12,211
Engie Brasil Energia SA
1,244 10,258
Equatorial Energia SA
6,867 38,190
Hapvida Participacoes e
Investimentos SA*, 144A
33,365 25,329
Klabin SA
5,646 21,828
Localiza Rent a Car SA
6,088 49,495
Lojas Renner SA
6,576 16,416
Natura & Co. Holding SA
6,237 17,622
PRIO SA
5,351 42,363
Raia Drogasil SA
8,606 41,050
Rede D'Or Sao Luiz SA, 144A
3,812 19,916
Rumo SA
8,622 32,333
Sendas Distribuidora SA*
8,796 20,384
Telefonica Brasil SA
2,834 23,348
TIM SA
5,043 15,218
TOTVS SA
3,923 21,437
Ultrapar Participacoes SA
4,964 21,883
(Cost $556,345)
495,037
Chile — 0.3%
Empresas CMPC SA
7,977 16,680
Empresas Copec SA
2,668 22,127
Enel Americas SA
145,631 14,393
Falabella SA*
5,724 17,326
Latam Airlines Group SA
1,196,370 16,082
(Cost $89,457)
86,608
China — 26.7%
37 Interactive Entertainment
Network Technology Group
Co. Ltd., Class A
1,000 1,998
AAC Technologies Holdings, Inc.
4,879 14,999
Agricultural Bank of China Ltd.,
Class A
35,800 21,624
Agricultural Bank of China Ltd.,
Class H
186,363 77,896
Aier Eye Hospital Group Co. Ltd.,
Class A
4,300 7,171
Air China Ltd.*, Class A
4,800 4,933
Alibaba Group Holding Ltd.
104,661 1,002,014
Angel Yeast Co. Ltd., Class A
200 842
Anhui Conch Cement Co. Ltd.,
Class A
1,700 5,616
Anhui Conch Cement Co. Ltd.,
Class H
8,533 21,094
Number
of Shares Value $
Anjoy Foods Group Co. Ltd.,
Class A
100 1,254
Baidu, Inc.*, Class A
15,290 182,737
Beijing Tongrentang Co. Ltd.,
Class A
600 3,679
Bilibili, Inc.*, Class Z
1,519 21,591
BYD Co. Ltd., Class A
777 24,484
BYD Co. Ltd., Class H
7,038 197,555
By-health Co. Ltd., Class A
300 624
China Baoan Group Co. Ltd.,
Class A
900 1,226
China Construction Bank Corp.,
Class A
4,500 4,359
China Construction Bank Corp.,
Class H
643,580 455,743
China Eastern Airlines Corp.
Ltd.*, Class A
7,100 3,859
China Feihe Ltd., 144A
24,804 12,270
China Jushi Co. Ltd., Class A
1,828 2,882
China Literature Ltd.*, 144A
2,801 9,416
China Mengniu Dairy Co. Ltd.*
21,414 39,306
China Merchants Bank Co. Ltd.,
Class A
8,134 38,365
China Merchants Bank Co. Ltd.,
Class H
26,168 116,401
China Merchants Shekou
Industrial Zone Holdings Co.
Ltd.*, Class A
3,600 4,780
China Minsheng Banking Corp.
Ltd., Class A
14,300 7,693
China Minsheng Banking Corp.
Ltd., Class H
42,320 16,012
China National Building Material
Co. Ltd., Class H
28,744 11,500
China Resources Pharmaceutical
Group Ltd., 144A
11,070 8,193
China Resources Sanjiu Medical
& Pharmaceutical Co. Ltd.,
Class A
400 3,348
China Southern Airlines Co.
Ltd.*, Class A
3,674 2,972
China Three Gorges Renewables
Group Co. Ltd., Class A
12,810 8,231
China Tourism Group Duty Free
Corp. Ltd., Class A
800 7,815
China Tourism Group Duty Free
Corp. Ltd., Class H, 144A
764 6,089
China Vanke Co. Ltd., Class A
4,385 4,978
China Vanke Co. Ltd., Class H
15,367 10,548
China Yangtze Power Co. Ltd.,
Class A
10,100 36,979
Chongqing Zhifei Biological
Products Co. Ltd., Class A
800 3,610
CITIC Ltd.
39,068 39,451
CMOC Group Ltd., Class A
8,624 9,896
CMOC Group Ltd., Class H
25,630 23,621

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
CNGR Advanced Material Co.
Ltd., Class A
420 2,042
Contemporary Amperex
Technology Co. Ltd., Class A
1,795 48,842
CSPC Innovation Pharmaceutical
Co. Ltd., Class A
600 2,586
CSPC Pharmaceutical Group
Ltd.
55,576 47,099
ENN Energy Holdings Ltd.
5,489 50,306
ENN Natural Gas Co. Ltd., Class
A
1,200 3,003
Fosun International Ltd.
17,016 9,527
Ganfeng Lithium Group Co. Ltd.,
Class A
664 3,072
Ganfeng Lithium Group Co. Ltd.,
Class H, 144A
2,798 7,707
GEM Co. Ltd., Class A
1,200 1,083
Genscript Biotech Corp.*
7,910 10,111
Goldwind Science & Technology
Co. Ltd., Class A
1,700 1,824
Great Wall Motor Co. Ltd., Class
A
1,100 3,931
Great Wall Motor Co. Ltd., Class
H
15,253 26,282
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class A
300 1,296
Guangzhou Kingmed
Diagnostics Group Co. Ltd.,
Class A
200 927
H World Group Ltd., ADR
1,380 51,377
Haier Smart Home Co. Ltd.,
Class A
2,700 10,974
Haier Smart Home Co. Ltd.,
Class H
16,422 59,405
Haitian International Holdings
Ltd.
3,835 11,691
Hangzhou Tigermed Consulting
Co. Ltd., Class A
200 1,484
Hansoh Pharmaceutical Group
Co. Ltd., 144A
7,839 16,092
Henan Shuanghui Investment &
Development Co. Ltd., Class A
1,642 5,725
Huadong Medicine Co. Ltd.,
Class A
600 2,611
Huatai Securities Co. Ltd., Class
A
3,356 6,271
Huatai Securities Co. Ltd., Class
H, 144A
9,778 11,124
Hygeia Healthcare Holdings Co.
Ltd., 144A
2,198 9,201
Imeik Technology Development
Co. Ltd., Class A
140 3,874
Industrial & Commercial Bank of
China Ltd., Class A
26,500 19,799
Industrial & Commercial Bank of
China Ltd., Class H
433,460 244,894
Industrial Bank Co. Ltd., Class A
8,500 20,923
Number
of Shares Value $
Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
2,650 10,322
Innovent Biologics, Inc.*, 144A
7,822 35,194
JD Logistics, Inc.*, 144A
13,209 14,385
JD.com, Inc., Class A
15,595 227,047
Jiangsu Eastern Shenghong Co.
Ltd.*, Class A
1,600 1,968
Jiangsu Expressway Co. Ltd.,
Class H
7,064 7,341
Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class A
2,700 15,736
Jiangsu Zhongtian Technology
Co. Ltd., Class A
1,500 3,108
Joincare Pharmaceutical Group
Industry Co. Ltd., Class A
800 1,373
Kanzhun Ltd., ADR
1,757 37,336
KE Holdings, Inc., ADR
4,365 74,074
Kingdee International Software
Group Co. Ltd.*
18,914 19,341
Kingsoft Corp. Ltd.
6,179 19,745
Kuaishou Technology*, 144A
15,828 112,185
Kuang-Chi Technologies Co.
Ltd.*, Class A
1,100 2,759
Lenovo Group Ltd.
53,308 76,453
Li Auto, Inc.*, Class A
8,250 82,412
Livzon Pharmaceutical Group,
Inc., Class A
300 1,597
Longfor Group Holdings Ltd.,
144A
13,294 20,901
MINISO Group Holding Ltd.
2,664 15,255
NetEase, Inc.
12,907 227,013
NIO, Inc.*, ADR
8,977 48,386
Nongfu Spring Co. Ltd., Class
H, 144A
13,667 72,673
Offshore Oil Engineering Co.
Ltd., Class A
1,800 1,521
Orient Securities Co. Ltd., Class
A
3,000 3,339
Pharmaron Beijing Co. Ltd.,
Class A
750 2,130
Pop Mart International Group
Ltd., 144A
3,220 15,270
Postal Savings Bank of China
Co. Ltd., Class H, 144A
55,065 31,040
SF Holding Co. Ltd., Class A
2,188 11,094
Shandong Nanshan Aluminum
Co. Ltd., Class A
4,300 2,278
Shandong Weigao Group
Medical Polymer Co. Ltd.,
Class H
17,011 9,915
Shanghai Electric Group Co.
Ltd.*, Class A
4,200 2,433
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A
826 2,633
Shanghai M&G Stationery, Inc.,
Class A
400 1,958

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Shanghai Pharmaceuticals
Holding Co. Ltd., Class A
1,278 3,193
Shanghai Pharmaceuticals
Holding Co. Ltd., Class H
5,091 7,549
Shanghai Putailai New Energy
Technology Co. Ltd.*, Class A
1,052 2,361
Shanghai Yuyuan Tourist Mart
Group Co. Ltd., Class A
1,600 1,272
Shenzhen Inovance Technology
Co. Ltd., Class A
624 4,975
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
448 17,884
Shenzhen New Industries
Biomedical Engineering Co.
Ltd., Class A
200 2,084
Shenzhou International Group
Holdings Ltd.
5,507 55,046
Sichuan Kelun Pharmaceutical
Co. Ltd., Class A
600 2,643
Sinopharm Group Co. Ltd.,
Class H
8,868 24,031
Sinotruk Hong Kong Ltd.
4,708 10,916
Sungrow Power Supply Co. Ltd.,
Class A
670 9,098
Sunny Optical Technology Group
Co. Ltd.
4,645 25,501
Sunwoda Electronic Co. Ltd.,
Class A
800 1,708
Tencent Holdings Ltd.
44,393 2,041,658
Tianqi Lithium Corp., Class A
600 2,979
Tongcheng Travel Holdings Ltd.*
8,100 18,492
Vipshop Holdings Ltd., ADR
2,362 37,957
Weichai Power Co. Ltd., Class A
2,700 5,910
Weichai Power Co. Ltd., Class H
13,000 23,230
Western Mining Co. Ltd., Class A
1,000 2,558
WuXi AppTec Co. Ltd., Class A
1,088 6,304
WuXi AppTec Co. Ltd., Class H,
144A
2,489 10,833
Wuxi Biologics Cayman, Inc.*,
144A
25,939 36,936
XPeng, Inc.*, Class A
8,377 34,639
Yadea Group Holdings Ltd., 144A
8,450 13,480
Yihai Kerry Arawana Holdings
Co. Ltd., Class A
700 2,897
Yum China Holdings, Inc.
2,602 93,048
Yunnan Baiyao Group Co. Ltd.,
Class A
806 5,864
Yunnan Energy New Material Co.
Ltd., Class A
358 1,949
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.,
Class A
300 9,370
Zhejiang Chint Electrics Co. Ltd.,
Class A
912 2,682
Zhejiang Expressway Co. Ltd.,
Class H
11,942 7,800
Number
of Shares Value $
Zhejiang Leapmotor Technology
Co. Ltd.*, 144A
3,327 12,120
Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class A
3,800 4,198
ZTO Express Cayman, Inc., ADR
2,885 65,749
(Cost $8,711,602)
6,993,866
Colombia — 0.1%
Bancolombia SA
1,711 15,867
Interconexion Electrica SA ESP
2,679 13,245
(Cost $30,945)
29,112
Czech Republic — 0.1%
Komercni Banka AS
454 15,520
Moneta Money Bank AS, 144A
1,657 7,252
(Cost $20,179)
22,772
Egypt — 0.1%
Commercial International Bank -
Egypt (CIB)
(Cost $22,592)
14,744 24,391
Greece — 0.6%
Alpha Services and Holdings
SA*
14,485 24,389
Eurobank Ergasias Services and
Holdings SA*
17,815 38,912
Hellenic Telecommunications
Organization SA
1,233 17,990
Motor Oil Hellas Corinth
Refineries SA
446 12,618
Mytilineos SA
719 28,584
National Bank of Greece SA*
5,181 44,883
(Cost $120,855)
167,376
Hong Kong — 1.4%
Alibaba Health Information
Technology Ltd.*
36,842 15,446
Beijing Enterprises Water Group
Ltd.
28,772 9,157
Bosideng International Holdings
Ltd.
26,391 15,248
China Merchants Port Holdings
Co. Ltd.
7,436 10,569
China Overseas Land &
Investment Ltd.
25,691 48,404
China Resources Gas Group Ltd.
6,347 22,027
China Resources Land Ltd.
21,826 79,232
China Ruyi Holdings Ltd.*
41,857 11,450
Chow Tai Fook Jewellery Group
Ltd.
13,756 17,654
Far East Horizon Ltd.
10,270 8,244
Geely Automobile Holdings Ltd.
41,613 50,372
Kunlun Energy Co. Ltd.
26,615 27,624
Orient Overseas International
Ltd.
836 14,191
Sino Biopharmaceutical Ltd.
68,556 24,887

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Want Want China Holdings Ltd.
32,681 19,675
(Cost $488,364)
374,180
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC
(Cost $24,663)
2,959 22,977
India — 16.3%
ABB India Ltd.
366 36,472
Adani Green Energy Ltd.*
2,144 49,017
APL Apollo Tubes Ltd.
1,116 20,120
Ashok Leyland Ltd.
9,600 25,762
Asian Paints Ltd.
2,599 89,710
Astral Ltd.
795 19,971
AU Small Finance Bank Ltd.,
144A
2,381 18,630
Axis Bank Ltd.
15,442 214,995
Balkrishna Industries Ltd.
514 18,782
Bharti Airtel Ltd.
15,158 249,285
Britannia Industries Ltd.*
747 46,355
Cipla Ltd.
3,420 59,295
Colgate-Palmolive India Ltd.
919 29,257
Dabur India Ltd.
3,519 22,980
Eicher Motors Ltd.
942 53,419
GAIL India Ltd.
14,638 35,827
GMR Airports Infrastructure
Ltd.*
14,178 14,370
Grasim Industries Ltd.
1,710 47,451
Havells India Ltd.
1,700 38,845
HCL Technologies Ltd.
6,300 99,937
HDFC Bank Ltd.
18,748 343,993
Hero MotoCorp Ltd.
824 50,539
Hindalco Industries Ltd.
9,030 74,575
Hindustan Unilever Ltd.
5,567 155,333
ICICI Prudential Life Insurance
Co. Ltd., 144A
2,296 15,003
Indian Hotels Co. Ltd.
5,952 39,746
Info Edge India Ltd.
483 32,966
Infosys Ltd., ADR
7,118 119,226
Infosys Ltd.
15,268 257,341
InterGlobe Aviation Ltd.*, 144A
1,167 58,567
Kotak Mahindra Bank Ltd.
7,395 148,872
Macrotech Developers Ltd.,
144A
2,008 33,148
Mahindra & Mahindra Ltd.
6,160 184,956
Marico Ltd.
3,537 25,236
Max Healthcare Institute Ltd.
5,022 45,232
Nestle India Ltd.
2,221 62,659
PI Industries Ltd.
568 24,087
Pidilite Industries Ltd.
1,000 35,575
Power Grid Corp. of India Ltd.
31,262 116,102
Reliance Industries Ltd.
20,401 699,201
Number
of Shares Value $
Shree Cement Ltd.
63 18,628
Siemens Ltd.
617 51,505
Sona Blw Precision Forgings
Ltd., 144A
2,733 21,318
SRF Ltd.
973 25,777
Supreme Industries Ltd.
429 27,124
Suzlon Energy Ltd.*
56,590 32,305
Tata Consumer Products Ltd.
3,834 48,699
Thermax Ltd.
279 18,065
Torrent Pharmaceuticals Ltd.
733 23,675
Trent Ltd.
1,217 66,472
TVS Motor Co. Ltd.
1,672 43,652
Union Bank of India Ltd.
10,282 19,727
UPL Ltd.
3,029 18,463
Vedanta Ltd.
7,457 40,201
Zomato Ltd.*
44,249 94,969
(Cost $3,414,076)
4,263,417
Indonesia — 1.1%
Amman Mineral Internasional
PT*
43,971 32,674
Aneka Tambang Tbk
64,114 5,780
PT Bank Rakyat Indonesia
Persero Tbk
461,814 123,340
PT Barito Pacific Tbk
202,106 13,246
PT Chandra Asri Pacific Tbk
52,103 29,418
PT Kalbe Farma Tbk
142,363 13,053
PT Merdeka Copper Gold Tbk*
66,750 11,091
PT Telkom Indonesia Persero
Tbk
333,840 59,577
PT Unilever Indonesia Tbk
51,759 9,938
(Cost $401,487)
298,117
Kazakhstan — 0.0%
Polymetal International PLC*(a)
(Cost $40,174)
2,070 0
Kuwait — 0.7%
Kuwait Finance House KSCP
68,558 163,047
Mabanee Co KPSC
4,498 12,163
(Cost $157,557)
175,210
Malaysia — 2.1%
AMMB Holdings Bhd
15,600 14,085
Axiata Group Bhd
17,983 10,697
Celcomdigi Bhd
23,200 18,779
CIMB Group Holdings Bhd
45,773 66,515
Gamuda Bhd
12,859 16,583
IHH Healthcare Bhd
15,200 19,989
Kuala Lumpur Kepong Bhd
2,670 11,833
Malayan Banking Bhd
36,653 77,324
Malaysia Airports Holdings Bhd
6,328 13,363
Maxis Bhd
17,000 13,110

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
MR DIY Group M Bhd, 144A
23,100 8,883
Nestle Malaysia Bhd
500 13,554
Petronas Chemicals Group Bhd
18,300 26,087
Petronas Dagangan Bhd
1,900 7,992
Petronas Gas Bhd
5,300 20,561
PPB Group Bhd
4,700 14,738
Press Metal Aluminium Holdings
Bhd
25,400 30,219
Public Bank Bhd
98,175 85,515
QL Resources Bhd
7,400 9,904
RHB Bank Bhd
11,283 13,160
Sime Darby Bhd
20,200 11,930
Sime Darby Plantation Bhd
13,900 12,551
Telekom Malaysia Bhd
8,500 11,214
YTL Corp. Bhd
21,100 16,093
YTL Power International Bhd
15,900 16,586
(Cost $540,111)
561,265
Mexico — 2.5%
America Movil SAB de CV,
Series B
123,612 113,946
Arca Continental SAB de CV
3,394 34,443
Cemex SAB de CV*, Series CPO
97,734 73,185
Fibra Uno Administracion SA de
CV REIT
18,492 26,263
Fomento Economico Mexicano
SAB de CV
12,841 146,485
Grupo Aeroportuario del Sureste
SAB de CV, Class B
1,210 40,483
Grupo Bimbo SAB de CV, Series
A
8,796 32,954
Grupo Financiero Banorte SAB
de CV, Class O
17,434 164,970
Orbia Advance Corp. SAB de CV
5,347 8,673
(Cost $516,741)
641,402
Netherlands — 0.1%
NEPI Rockcastle NV*
(Cost $24,867)
3,824 26,367
Peru — 0.3%
Credicorp Ltd.
(Cost $62,469)
454 75,055
Philippines — 0.3%
Ayala Corp.
1,710 17,386
JG Summit Holdings, Inc.
17,770 9,414
PLDT, Inc.
515 13,025
SM Investments Corp.
1,432 21,289
Universal Robina Corp.
5,810 10,623
(Cost $88,531)
71,737
Poland — 1.2%
Allegro.eu SA*, 144A
3,908 37,497
Budimex SA
85 16,139
Number
of Shares Value $
CD Projekt SA
442 14,629
KGHM Polska Miedz SA
926 35,681
mBank SA*
103 16,377
ORLEN SA
3,960 63,941
Powszechna Kasa Oszczednosci
Bank Polski SA
5,864 88,414
Santander Bank Polska SA
230 29,467
(Cost $223,966)
302,145
Qatar — 0.6%
Qatar Fuel QSC
3,952 14,599
Qatar Gas Transport Co. Ltd.
17,822 19,393
Qatar National Bank QPSC
31,185 115,627
(Cost $196,976)
149,619
Russia — 0.0%
Gazprom PJSC*(a)
68,905 0
LUKOIL PJSC*(a)
2,409 0
Mobile TeleSystems PJSC*(a),
ADR
2,662 0
Moscow Exchange MICEX-RTS
PJSC*(a)
8,602 0
Novatek PJSC*(a)
5,300 0
Novolipetsk Steel PJSC*(a)
8,462 0
PhosAgro PJSC*(a)
168 0
PhosAgro PJSC*(a), GDR
300 0
PhosAgro PJSC, GDR*(a)
4 0
Polyus PJSC*(a)
193 0
(Cost $634,818)
0
Saudi Arabia — 2.3%
ACWA Power Co.
984 105,570
Alinma Bank
8,041 65,602
Bank AlBilad
3,978 34,417
Dr Sulaiman Al Habib Medical
Services Group Co.
611 43,691
Etihad Etisalat Co.
2,550 31,784
Mobile Telecommunications Co.
Saudi Arabia
3,000 9,038
Saudi Arabian Oil Co., 144A
18,046 139,530
Saudi Basic Industries Corp.
6,101 123,624
Saudi Electricity Co.
5,739 25,583
Savola Group*
1,773 20,398
(Cost $603,343)
599,237
Singapore — 0.0%
BOC Aviation Ltd., 144A
(Cost $11,623)
1,457 10,802
South Africa — 4.5%
Absa Group Ltd.
5,708 45,224
Anglo American Platinum Ltd.
454 14,723
Aspen Pharmacare Holdings Ltd.
2,580 31,841
Bid Corp. Ltd.
2,121 46,846

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Bidvest Group Ltd.
2,289 29,862
Capitec Bank Holdings Ltd.
585 66,179
Clicks Group Ltd.
1,595 25,056
Discovery Ltd.
3,532 20,578
FirstRand Ltd.
33,878 116,960
Gold Fields Ltd.
5,954 92,557
Impala Platinum Holdings Ltd.
5,889 30,093
Kumba Iron Ore Ltd.
440 11,457
MTN Group Ltd.
11,506 50,149
Naspers Ltd., Class N
1,191 235,849
Nedbank Group Ltd.
3,039 36,880
Northam Platinum Holdings Ltd.
2,332 16,067
Old Mutual Ltd.
32,825 18,533
Pepkor Holdings Ltd., 144A
12,814 11,557
Sanlam Ltd.
12,032 45,271
Sasol Ltd.
3,929 25,898
Shoprite Holdings Ltd.
3,426 45,436
Sibanye Stillwater Ltd.
19,424 24,358
Standard Bank Group Ltd.
9,108 86,680
Vodacom Group Ltd.
4,310 21,164
Woolworths Holdings Ltd.
6,649 19,229
(Cost $1,362,401)
1,168,447
South Korea — 6.2%
Amorepacific Corp.
202 28,333
CJ CheilJedang Corp.
47 11,864
Coway Co. Ltd.
375 15,276
Doosan Bobcat, Inc.
381 15,878
Doosan Enerbility Co. Ltd.*
3,022 45,399
Hana Financial Group, Inc.
1,977 88,101
Hanjin Kal Corp.
178 8,189
Hanwha Solutions Corp.
772 17,536
HD Hyundai Co. Ltd.
305 15,134
HD Hyundai Electric Co. Ltd.
145 31,523
HMM Co. Ltd.
1,658 21,555
HYBE Co. Ltd.
138 19,934
Hyundai Engineering &
Construction Co. Ltd.
524 12,565
Hyundai Glovis Co. Ltd.
130 16,854
Kakao Corp.
2,113 66,081
KakaoBank Corp.
1,099 17,661
KB Financial Group, Inc.
2,600 149,103
Korea Zinc Co. Ltd.
55 20,935
Korean Air Lines Co. Ltd.
1,048 15,782
Krafton, Inc.*
192 34,668
Kumho Petrochemical Co. Ltd.
119 12,669
LG Chem Ltd.
335 85,048
LG Corp.
651 38,226
LG Display Co. Ltd.*
2,107 15,111
LG Electronics, Inc.
716 54,196
Number
of Shares Value $
LG Energy Solution Ltd.*
302 72,198
LG H&H Co. Ltd.
67 20,203
LG Uplus Corp.
1,461 10,183
Lotte Chemical Corp.
134 10,946
Mirae Asset Securities Co. Ltd.
1,883 9,806
NAVER Corp.
860 105,718
NCSoft Corp.
98 13,470
Netmarble Corp.*, 144A
150 6,522
POSCO Future M Co. Ltd.
209 37,813
Samsung C&T Corp.
557 54,350
Samsung E&A Co. Ltd.*
992 16,766
Samsung SDI Co. Ltd.
374 101,161
Shinhan Financial Group Co. Ltd.
2,862 97,464
SK Biopharmaceuticals Co. Ltd.*
211 13,015
SK Bioscience Co. Ltd.*
184 6,871
SK IE Technology Co. Ltd.*, 144A
164 5,111
SK Innovation Co. Ltd.*
413 29,829
SK Square Co. Ltd.*
688 38,560
SK Telecom Co. Ltd.
370 13,629
SK, Inc.
243 30,925
SKC Co. Ltd.*
130 13,070
Woori Financial Group, Inc.
4,041 41,357
Yuhan Corp.
376 18,684
(Cost $1,990,255)
1,625,272
Taiwan — 24.7%
Acer, Inc.
18,941 30,931
Airtac International Group
909 28,622
AUO Corp.*
43,513 23,910
Cathay Financial Holding Co.
Ltd.*
64,095 111,198
Chailease Holding Co. Ltd.
9,000 42,230
China Airlines Ltd.
21,022 14,536
China Steel Corp.
79,930 58,602
Chunghwa Telecom Co. Ltd.
26,058 102,964
CTBC Financial Holding Co. Ltd.
119,403 130,483
Delta Electronics, Inc.
13,377 134,208
E.Sun Financial Holding Co. Ltd.
95,725 84,514
Eva Airways Corp.
17,784 19,654
Evergreen Marine Corp. Taiwan
Ltd.
6,987 45,402
Far Eastern New Century Corp.
20,050 20,920
Far EasTone
Telecommunications Co. Ltd.
12,313 31,738
First Financial Holding Co. Ltd.
72,930 61,912
Fubon Financial Holding Co. Ltd.
51,438 116,551
Hotai Motor Co. Ltd.
2,140 40,562
Hua Nan Financial Holdings Co.
Ltd.
62,065 47,899
Lite-On Technology Corp.
14,000 46,459
MediaTek, Inc.
10,121 385,856

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Mega Financial Holding Co. Ltd.
76,519 92,241
Nan Ya Plastics Corp.
32,034 52,609
PharmaEssentia Corp.*
1,580 20,339
President Chain Store Corp.
3,406 28,389
Shanghai Commercial & Savings
Bank Ltd.
25,000 35,539
SinoPac Financial Holdings Co.
Ltd.
73,005 51,947
Taishin Financial Holding Co.
Ltd.
77,541 44,044
Taiwan Cooperative Financial
Holding Co. Ltd.
69,274 54,638
Taiwan High Speed Rail Corp.
13,623 12,616
Taiwan Mobile Co. Ltd.
12,023 39,156
Taiwan Semiconductor
Manufacturing Co. Ltd.
165,722 4,200,091
Uni-President Enterprises Corp.
32,748 80,874
United Microelectronics Corp.
75,869 128,814
Voltronic Power Technology
Corp.
425 22,238
Wan Hai Lines Ltd.
4,523 11,128
(Cost $4,027,862)
6,453,814
Thailand — 2.0%
Advanced Info Service PCL,
NVDR
8,200 45,246
Airports of Thailand PCL, NVDR
28,400 50,177
Asset World Corp. PCL, NVDR
57,700 5,960
Bangkok Dusit Medical Services
PCL, NVDR
75,200 55,189
Bangkok Expressway & Metro
PCL
51,100 10,903
Bumrungrad Hospital PCL,
NVDR
4,100 26,969
Central Retail Corp. PCL, NVDR
12,600 10,446
Charoen Pokphand Foods PCL,
NVDR*
21,200 13,138
CP ALL PCL, NVDR
39,700 62,048
Delta Electronics Thailand PCL,
NVDR
21,000 42,097
Energy Absolute PCL, NVDR(b)
12,200 7,594
Home Product Center PCL,
NVDR
39,700 10,036
Indorama Ventures PCL, NVDR
12,500 7,849
Intouch Holdings PCL, NVDR
7,300 13,344
Kasikornbank PCL, NVDR
4,200 14,955
Minor International PCL, NVDR
21,054 17,597
PTT Exploration & Production
PCL, NVDR
9,500 39,766
PTT Global Chemical PCL, NVDR
15,500 14,641
PTT Oil & Retail Business PCL,
NVDR
20,200 9,938
SCG Packaging PCL, NVDR
8,900 8,044
Siam Cement PCL, NVDR
5,300 33,998
Number
of Shares Value $
Thai Oil PCL, NVDR
8,200 11,534
(Cost $642,710)
511,469
Turkey — 0.7%
Akbank TAS
20,738 42,752
Haci Omer Sabanci Holding AS
7,273 22,061
KOC Holding AS
5,324 39,373
Turk Hava Yollari AO*
3,870 36,376
Turkiye Is Bankasi AS, Class C
57,831 28,925
Yapi ve Kredi Bankasi AS
23,098 23,178
(Cost $107,417)
192,665
United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank
PJSC
19,923 42,308
Abu Dhabi Islamic Bank PJSC
9,395 28,699
Aldar Properties PJSC
26,719 40,009
Emaar Properties PJSC
43,697 91,128
Emirates Telecommunications
Group Co. PJSC
23,575 103,336
First Abu Dhabi Bank PJSC
29,993 94,722
(Cost $433,011)
400,202
United States — 0.2%
BeiGene Ltd.*
(Cost $51,647)
4,558 51,591
TOTAL COMMON STOCKS
(Cost $25,597,044)
25,794,152
PREFERRED STOCKS — 1.6%
Brazil — 1.3%
Banco Bradesco SA
36,072 86,957
Cia Energetica de Minas Gerais
12,321 23,326
Companhia Paranaense de
Energia, Class B
7,124 12,307
Gerdau SA
9,371 32,289
Itau Unibanco Holding SA
32,069 189,332
(Cost $356,891)
344,211
Chile — 0.2%
Sociedad Quimica y Minera de
Chile SA, Class B
(Cost $60,597)
969 45,355
Colombia — 0.1%
Bancolombia SA
(Cost $21,437)
3,129 27,545
South Korea — 0.0%
LG Chem Ltd.
(Cost $11,393)
53 9,072
TOTAL PREFERRED STOCKS
(Cost $450,318)
426,183

8 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 is as follows:
Number
of Shares Value $
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL*
,
expires 11/7/24
3,050 1
BTS Group Holdings PCL*
,
expires 11/20/26
6,100 10
TOTAL WARRANTS
(Cost $0)
11
SECURITIES LENDING
COLLATERAL — 0.0%
DWS Government & Agency
Securities Portfolio “DWS
Government Cash Institutional
Shares"(c)(d), 5.24%
(Cost $7,210)
7,210 7,210
Number
of Shares Value $
CASH EQUIVALENTS — 0.1%
DWS Government Money
Market Series "Institutional
Shares"(c), 5.26%
(Cost $18,509)
18,509 18,509
TOTAL INVESTMENTS
— 100.3%
(Cost $26,073,081)
26,246,065
Other assets and liabilities, net
— (0.3%)
(68,044)
NET ASSETS — 100.0%
26,178,021
 (a)  *(b)
Value ($) at
8/31/2023
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2024
Value ($) at
5/31/2024
EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (e)
2,689 34,856 (37,982) 468 (31) 400 — — —
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 5.24% (c)(d)
— 7,210 (f) — — — 91 — 7,210 7,210
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series "Institutional Shares", 5.26% (c)
191,969 1,070,990 (1,244,450) — — 1,212 — 18,509 18,509
194,658 1,113,056 (1,282,432) 468 (31) 1,703 — 25,719 25,719
*
Non-income producing security.
(a)
Investment was valued using significant unobservable inputs.
(b) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2024 amounted to $6,427, which is 0.0% of net assets.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)
Affiliated fund advised by DBX Advisors LLC.
(f)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2024.

DBX ETF Trust | 9
Schedule of Investments
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Securities are listed in country of domicile.
At May 31, 2024 the Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF had the following sector diversification:
At May 31, 2024, open futures contracts purchased were as follows:
Currency Abbreviations
ADR: American Depositary Receipt
CPO: Ordinary Participation Certificates
GDR: Global Depositary Receipt
KSCP: Kuwait Shareholding Company Public
NVDR: Non Voting Depositary Receipt
PJSC: Public Joint Stock Company
QPSC: Qatari Public Shareholders Company
QSC: Qatari Shareholders Company
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Securities Lending
Collateral and Cash
Equivalents
Information Technology
5,742,873 21 .9
Financials
5,463,503 20 .9
Communication Services
3,977,038 15 .2
Consumer Discretionary
3,212,242 12 .2
Industrials
1,773,217 6 .8
Materials
1,556,161 5 .9
Consumer Staples
1,338,005 5 .1
Energy
1,186,045 4 .5
Health Care
816,117 3 .1
Utilities
683,150 2 .6
Real Estate
471,995 1 .8
Total
26,220,346 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Depreciation ( $ ) †
MSCI Emerging Markets Index Future
USD 1 55,475 52,825 6/21/2024 (2,650)
† The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of
May 31, 2024.
USD U.S. Dollar

10 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-
3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
EMSG-PH3
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 25,794,152 $ — $ 0 $ 25,794,152
Preferred Stocks (a)
426,183 — — 426,183
Warrants
11 — — 11
Short-Term Investments (a)
25,719 — — 25,719
TOTAL
$ 26,246,065 $ — $ 0 $ 26,246,065
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Futures Contracts
$ (2,650) $ — $ — $ (2,650)
TOTAL
$ (2,650) $ — $ — $ (2,650)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.